MAINSTAY FUNDS TRUST
51 Madison Avenue
New York, NY 10010

January 13, 2010

VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	MainStay Funds Trust’s Registration Statement on Form N-1A
1933 Act File No.:  333-160918 – Post-Effective Amendment No. 3
1940 Act File No.:  811-22321 – Amendment No. 5

Dear Sir/Madam:

Pursuant to Rule 485(a) promulgated under the Securities of 1933, as amended, (“1933 Act”), please find enclosed for filing on behalf of MainStay Funds Trust (the “Trust”), Post-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed under paragraph (a)(2) of Rule 485 for the purpose of registering an additional series, MainStay High Yield Municipal Bond Fund, to the Trust.

No fees are required in connection with this filing.  Please direct any questions concerning the filing to me at 973-394-4505.

Very truly yours,

/s/ Thomas C. Humbert

Thomas C. Humbert
Assistant Secretary